INVENTORY (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory in the condensed consolidated balance sheets as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Finished products	$206,055	$208,671
Raw materials and work in progress	87,059	105,771
Crop growing costs	11,866	26,923
Agricultural and other operating supplies	47,072	52,785
Inventories, net of allowances	$352,052	$394,150